Average Annual Total Returns - LVIP BlackRock Global Allocation Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class Since Inception	Service Class Inception Date	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) Since Inception	Growth Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year	Growth Allocation Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	19.23%	16.32%	Apr. 29, 2019	19.01%	16.08%	Apr. 29, 2019	18.40%	31.93%	14.11%	23.26%